Employee Benefit Expenses - Schedule of The Pension Plans In Norway (Details) - HMH Holding BV And Subsidiaries [Member] - Norwegian Plan [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Discount Rate [Member] | Increase [Member]
Effect Of One Percentage Point Defined Benefit Obligation [Line Items]
Actuarial Assumption Sensitivity Effect On Defined Benefit Obligation Amount	$ 7,651	$ 8,412
Discount Rate [Member] | Decrease [Member]
Effect Of One Percentage Point Defined Benefit Obligation [Line Items]
Actuarial Assumption Sensitivity Effect On Defined Benefit Obligation Amount	7,869	8,656
Future Salary Growth [Member] | Increase [Member]
Effect Of One Percentage Point Defined Benefit Obligation [Line Items]
Actuarial Assumption Sensitivity Effect On Defined Benefit Obligation Amount	7,760	8,531
Future Salary Growth [Member] | Decrease [Member]
Effect Of One Percentage Point Defined Benefit Obligation [Line Items]
Actuarial Assumption Sensitivity Effect On Defined Benefit Obligation Amount	$ 7,745	$ 8,518